SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Customers who Accounted for More Than 10% of Total Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration of risks [Line Items]
Number of operating segments	2
Cash and cash equivalents and temporarily restricted cash	25,694
Product concentration risk [Member] | Revenue [Member] | Video processor business segment [Member]
Concentration of risks [Line Items]
Customers accounted for (as a percent)	15.00%	32.00%	75.00%
Product concentration risk [Member] | Revenue [Member] | Video surveillance solution business [Member]
Concentration of risks [Line Items]
Customers accounted for (as a percent)	85.00%	68.00%	25.00%
Customer concentration risk [Member] | Product revenue [Member] | Top ten customers [Member]
Concentration of risks [Line Items]
Customers accounted for (as a percent)	89.00%	82.00%	91.00%
Number of major customers	10	10	10